Property, plant and equipment (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 62,799,983	$ 61,404,374
Ending Balance	64,214,822	62,799,983
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	100,131,011	92,692,898
Additions/capitalizations	4,012,659	3,302,929
Acquisitions through business combinations, property, plant and equipment	1,338,947
Increase (Decrease) in abandonment costs	256,751	294,608
Capitalized financial interests	142,310	123,972
Exchange differences capitalized	7,716	10,530
Disposals	(840,924)	(340,856)
Foreign currency translation	361,709	3,488,174
Transfers/ reclassifications	88,308	558,756
Ending Balance	105,498,487	100,131,011
Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(37,331,028)	(31,288,524)
Depreciation expense	(4,084,564)	(3,945,079)
Reversal (loss) of an impairment	(426,611)	(1,083,285)
Disposals	707,501	250,395
Foreign currency translation	(146,685)	(1,042,798)
Transfers/ reclassifications	(2,278)	(221,737)
Ending Balance	(41,283,665)	(37,331,028)
Plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	28,488,953	27,781,921
Ending Balance	28,959,829	28,488,953
Plant and equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	46,474,369	42,561,894
Additions/capitalizations	804,570	1,196,520
Acquisitions through business combinations, property, plant and equipment	123,436
Increase (Decrease) in abandonment costs	148,764	85,580
Capitalized financial interests	77,627	48,351
Exchange differences capitalized	4,208	4,107
Disposals	(500,876)	(135,468)
Foreign currency translation	244,666	2,324,744
Transfers/ reclassifications	618,707	388,641
Ending Balance	47,995,471	46,474,369
Plant and equipment [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(17,985,416)	(14,779,973)
Depreciation expense	(2,001,116)	(2,008,348)
Reversal (loss) of an impairment	519,835	(752,534)
Disposals	481,384	116,225
Foreign currency translation	(103,365)	(677,901)
Transfers/ reclassifications	53,036	117,115
Ending Balance	(19,035,642)	(17,985,416)
Pipelines, networks and lines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	19,571,493	19,538,423
Ending Balance	19,735,537	19,571,493
Pipelines, networks and lines [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	34,349,283	32,000,049
Additions/capitalizations	765,994	944,797
Acquisitions through business combinations, property, plant and equipment	1,118,178
Increase (Decrease) in abandonment costs	102,402	209,028
Capitalized financial interests	32,630	34,399
Exchange differences capitalized	1,769	2,922
Disposals	(165,936)	(112,171)
Foreign currency translation	84,357	849,868
Transfers/ reclassifications	81,970	420,391
Ending Balance	36,370,647	34,349,283
Pipelines, networks and lines [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(14,777,790)	(12,461,626)
Depreciation expense	(1,634,783)	(1,465,429)
Reversal (loss) of an impairment	(113,860)	(311,080)
Disposals	116,769	84,217
Foreign currency translation	(36,341)	(313,311)
Transfers/ reclassifications	(189,105)	(310,561)
Ending Balance	(16,635,110)	(14,777,790)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,127,262	3,312,898
Ending Balance	5,145,288	4,127,262
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,624,703	3,866,318
Additions/capitalizations	2,097,378	993,817
Acquisitions through business combinations, property, plant and equipment	44,876
Increase (Decrease) in abandonment costs	0
Capitalized financial interests	12,831	14,853
Exchange differences capitalized	696	1,262
Disposals	(78,399)	(14,723)
Foreign currency translation	2,691	32,585
Transfers/ reclassifications	(445,122)	(269,409)
Ending Balance	6,259,654	4,624,703
Work in progress [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(497,441)	(553,420)
Depreciation expense	0	0
Reversal (loss) of an impairment	(626,878)	55,979
Disposals	0	0
Foreign currency translation	0	0
Transfers/ reclassifications	9,953
Ending Balance	(1,114,366)	(497,441)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	4,729,755	4,950,024
Ending Balance	4,701,691	4,729,755
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	7,852,278	7,618,586
Additions/capitalizations	243,039	147,005
Acquisitions through business combinations, property, plant and equipment	9,062
Increase (Decrease) in abandonment costs	1,248
Capitalized financial interests	15,800	14,350
Exchange differences capitalized	857	1,219
Disposals	(24,050)	(11,997)
Foreign currency translation	10,757	100,091
Transfers/ reclassifications	48,954	(16,976)
Ending Balance	8,157,945	7,852,278
Buildings [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(3,122,523)	(2,668,562)
Depreciation expense	(326,512)	(347,510)
Reversal (loss) of an impairment	(87,338)	(64,279)
Disposals	17,807	8,996
Foreign currency translation	(3,656)	(27,782)
Transfers/ reclassifications	65,968	(23,386)
Ending Balance	(3,456,254)	(3,122,523)
Lands [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,950,274	3,799,833
Ending Balance	3,973,856	3,950,274
Lands [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	3,984,576	3,839,355
Additions/capitalizations	20,098	14,909
Acquisitions through business combinations, property, plant and equipment	22,924
Increase (Decrease) in abandonment costs	0
Capitalized financial interests	1,033	6,703
Exchange differences capitalized	56	569
Disposals	(354)	(9,763)
Foreign currency translation	12,869	124,903
Transfers/ reclassifications	13,336	7,900
Ending Balance	4,054,538	3,984,576
Lands [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(34,302)	(39,522)
Depreciation expense	0	0
Reversal (loss) of an impairment	(35,533)	5,220
Disposals	0	0
Foreign currency translation	0	0
Transfers/ reclassifications	(10,847)
Ending Balance	(80,682)	(34,302)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,932,246	2,021,275
Ending Balance	1,698,621	1,932,246
Other [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,845,802	2,806,696
Additions/capitalizations	81,580	5,881
Acquisitions through business combinations, property, plant and equipment	20,471
Increase (Decrease) in abandonment costs	4,337
Capitalized financial interests	2,389	5,316
Exchange differences capitalized	130	451
Disposals	(71,309)	(56,734)
Foreign currency translation	6,369	55,983
Transfers/ reclassifications	(229,537)	28,209
Ending Balance	2,660,232	2,845,802
Other [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(913,556)	(785,421)
Depreciation expense	(122,153)	(123,792)
Reversal (loss) of an impairment	(82,837)	(16,591)
Disposals	91,541	40,957
Foreign currency translation	(3,323)	(23,804)
Transfers/ reclassifications	68,717	(4,905)
Ending Balance	$ (961,611)	$ (913,556)